Capital Group Emerging Markets Total Opportunities Fund® Prospectus Supplement June 1, 2019 (for prospectus dated January 1, 2019, as supplemented to date)

1.	The table under the heading “Portfolio managers” in the “Management” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Steven G. Backes	2 years	Partner – Capital Fixed Income Investors
Luis Freitas de Oliveira	7 years	Partner – Capital Fixed Income Investors
Ric Torres	2 years	Partner - Capital International Investors

2.	The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Steven G. Backes	Investment professional for 25 years in total; 12 years with Capital Guardian Trust Company or an affiliate	2 years	Serves as a fixed-income portfolio manager
Luis Freitas de Oliveira	Investment professional for 31 years in total; 25 years with Capital Guardian Trust Company or an affiliate	7 years	Serves as an equity and fixed-income portfolio manager
Ric Torres	Investment professional for 26 years, all with Capital Guardian Trust Company or an affiliate	2 years	Serves as an equity portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-326-0619P CGD/AFD/10039-S70431

Capital Group Emerging Markets Total Opportunities Fund®
Statement of Additional

Information Supplement

 June 1, 2019

 (for statement of additional information dated January 1, 2019, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of October 31, 2018:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Steven G. Backes	$100,001 – $500,000	2	$36.6	6	$3.85	2	$0.74
Luis Freitas de Oliveira	None[4]	None		4	$2.05	None
Ric Torres	$100,001 – $500,000	1	$2.1	7	$3.70	None

Keep this supplement with your statement of information.

Lit. No. MFGEBS-327-0619O CGD/10149-S74427